UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22356

Archer Series Trust

(Exact name of registrant as specified in charter)

9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

(Address of principal executive offices)

(Zip code)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

(Name and address of agent for service)

Copy to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800)238-7701

Date of fiscal year end: August 31

Date of reporting period: May 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Archer Balanced Fund
	Schedule of Investments
	May 31, 2012 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 61.76%

Aircraft - 3.48%
7,000	Boeing Co.	487,270

Application Software - 3.75%
18,000	Microsoft Corp.	525,420

Beverages - 4.36%
9,000	PepsiCo, Inc.	610,650

Computer & Office Equipment - 2.91%
25,000	Cisco Systems, Inc.	408,250

Construction Machinery & Equipment - 0.94%
1,500	Caterpillar, Inc.	131,430

Crude Petroleum & Natural Gas - 0.96%
1,700	Occidental Petroleum Corp.	134,759

Electric & Other Services Combined - 1.06%
4,000	Exelon Corp.	147,920

Engines & Turbines - 1.38%
2,000	Cummins, Inc.	193,900

Health Care Plans - 4.33%
9,000	Wellpoint, Inc.	606,510

Miscellaneous Industrial & Commercial Machinery & Equipment - 1.37%
4,500	Eaton Corp.	191,970

National Commercial Banks - 1.66%
7,000	JP Morgan Chase & Co.	232,050

Natural Gas Transmission - 2.44%
10,000	Kinder Morgan, Inc.	341,900

Oil, Gas Field Services, NBC - 1.35%
3,000	Schlumberger N.V. Ltd.	189,750

Personal Computers - 1.24%
300	Apple, Inc. *	173,319

Petroleum Refining - 1.24%
10,000	Total S.A.	430,700

Pharmaceutical Preparations - 11.83%
9,000	Abbott Laboratories	556,110
3,800	Johnson & Johnson	237,234
18,000	Pfizer, Inc.	393,660
12,000	Teva Pharmaceutical Industries, Ltd. ADR	470,280
		1,657,284
Plastics, Materials & Synthetic Resins - 2.75%
8,000	EI DuPont de Nemours & Co.	386,080

Radio & TV Broadcasting & Communications - 0.49%
1,000	L-3 Communications Holdings, Inc.	68,190

Railroads, Line-Haul Operating - 2.57%
5,500	Norfolk Southern Corp.	360,360

Retail-Drug Stores - 3.53%
11,000	CVS Caremark Corp.	494,340

Soap, Detergent & Cleaning Preparations - 1.78%
4,000	Procter & Gamble Co.	249,160

Telecom Services-Foreign - 2.09%
9,000	P.T. Telekomunik Indonesia TBK ADR	293,040

Telephone Communications - 2.44%
10,000	AT&T, Inc.	341,700

TOTAL FOR COMMON STOCK (Cost $8,700,197) - 61.76%		8,655,952

CLOSED-END FUNDS - 0.69%
5,000	Western Asset Emerging Markets Debt Fund, Inc.	96,000

TOTAL FOR CLOSED-END FUNDS (Cost $100,059) - 0.69%		96,000

CORPORATE BONDS - 22.24%

Cement, Hydraulic - 0.75%
100,000	CRH America, Inc., 5.300%, 10/15/2013	104,536

Computer & Office Equipment - 1.12%
75,000	Dell, Inc., 4.700%, 4/15/2013	77,663
75,000	Hewlett-Packard Co., 4.750%, 6/2/14	79,606
		157,269
Containers-Paper/Plastics - 0.77%
100,000	Sealed Air Corp., 7.875%, 6/15/17	108,050

Diversified Banking Institutions - 1.03%
50,000	Ally Financial, Inc., 7.00%, 8/15/13 **	50,030
100,000	Ally Financial, Inc., 6.70%, 6/15/18	94,425
		144,455
Electric Services - 0.38%
50,000	Appalachian Power Co., 4.950%, 2/1/15	53,648

Finance Services - 4.87%
125,000	American Express Co., 5.500%, 10/17/12	127,276
100,000	Block Financial Corp., 5.125%, 10/30/14	105,750
50,000	Block Financial Corp., 7.875%, 1/15/13	51,903
300,000	Citigroup Funding, 10.000%, 5/28/25	300,900
100,000	GE Capital Corp., 6.775%, 3/15/19 **	97,250
		683,079
Heating Equipment - 0.59%
75,000	Fortune Brands, Inc., 6.375%, 6/15/14	82,112

Motor Vehicles & Passenger Car Bodies - 0.89%
125,000	Ford Motor Credit Co. LLC, 7.800%, 06/01/12	125,000

National Commercial Banks - 2.94%
400,000	Bank of America Corp., 13.00%, 5/13/30 **	360,800
50,000	Wells Fargo & Co., 5.250%, 10/23/12	50,896
		411,696
Plastics, Materials & Synthetic Resins - 0.36%
50,000	Dow Chemical Corp., 6.000%, 10/1/12	50,720

Retail - Variety Stores - 0.44%
60,000	Wal-Mart Stores, Inc., 4.250%, 4/15/13	61,995

Retail - Consumer Electronics Stores - 0.52%
70,000	Best Buy Co., Inc., 6.750%, 7/15/13	73,314

Retail - Lumber & Other Building Material Dealers - 0.57%
75,000	Home Depot, Inc., 5.250%, 12/16/13	80,159

Security Broker Dealers - 4.74%
50,000	Morgan Stanley & Co., 4.50% , 8/31/15 **	48,750
75,000	Morgan Stanley & Co., 12.050% , 3/16/30 **	74,813
50,000	Morgan Stanley & Co., 10.000%, 3/31/30 **	45,875
500,000	Morgan Stanley & Co., 10.000%, 4/28/30 **	495,000
		664,438
Sugar & Confectionery Products - 0.76%
100,000	WM. Wrigley Jr. Co., 4.650%, 7/15/15	106,000

Telephone Communications - 1.50%
150,000	AT&T, Inc., 6.700%, 11/15/13	162,188
45,000	New York Telephone Co., 7.000%, 6/15/13	47,722
		209,910

TOTAL FOR CORPORATE BONDS (Cost $3,098,043) - 22.24%		3,116,381

STRUCTURED NOTES - 2.54%
200,000	Suntrust Bank, Atlanta, GA, 0.000%, 9/22/14 *	237,385
100,000	Suntrust Bank, Atlanta, GA, 0.000%, 3/27/14 *	118,785

TOTAL FOR STRUCTURED NOTES (Cost $292,500) - 2.54		356,170

REAL ESTATE INVESTMENT TRUST - 3.85%
22,000	Government Properties Income Trust	470,580
500	PS Business Park 6.00%	12,445
2,000	Public Storage	56,120

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $590,211) - 3.85%		539,145

PREFERRED SECURITIES - 0.54%
3,000	Wells Fargo VII PFD, 5.850%, Series P	75,810

TOTAL FOR PREFERRED SECURITIES (Cost $56,634) - 0.54%		75,810

SENIOR NOTE - 0.38%

Cellular Telecommunications - 0.38%
2,000	US Celluar Corp. PFD, 6.9618%, 05/15/60	53,360

TOTAL FOR SENIOR NOTE (Cost $49,920) - 0.38%		53,360

MUNICIPAL BOND - 4.83%
40,000	Akron Econ Dvl, 5.50%, 12/1/15	43,110
75,000	Bridgeview IL 4.76%, 12/1/13	77,051
100,000	Georgia, 4.75%, 6/1/28	100,894
30,000	Illinois St., 5.877%, 3/1/19	33,509
100,000	Kern City Pension, 5.25%, 8/15/19	69,947
50,000	Napa, CA, Solid Waste, 5.06%, 8/1/13	51,928
60,000	Reeves Cnty, 6.375%, 12/21/21	61,828
50,000	Reeves Cnty Tex, 5.00%, 12/1/16	51,190
70,000	Saint Clair Cnty, 4.00%, 01/01/21	67,677
125,000	Tobgen, 6.50%, 6/1/23	119,618

TOTAL FOR MUNICIPAL BOND (Cost $670,881) - 4.83%		676,752

EXCHANGE TRADED FUNDS - 0.79%
1,000	iShares JPMorgan USD Emerging Markes	110,680

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $111,029) - 0.79%		110,680

SHORT TERM INVESTMENTS - 1.80%
252,597	Fidelity Money Market Portfolio Class Select 0.24%** (Cost $252,597)	252,597

TOTAL INVESTMENTS (Cost $13,922,071) - 99.42%		13,932,847

OTHER ASSETS LESS LIABILITES - 0.58%		81,557

NET ASSETS - 100.00%		14,014,404

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at May 31, 2012.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Archer Balanced Fund
1. SECURITY TRANSACTIONS

At May 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $13,922,071 amounted to $29,079, which consisted of aggregate gross unrealized appreciation of $725,304 and aggregate gross unrealized depreciation of $696,224.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of May 31, 2012 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$8,655,952	$0	$0	$8,655,952
Closed-End Fund	96,000	$0	$0	$96,000
Real Estate Investment Trusts	$539,145	$0	$0	$539,145
Preferred Securities	$75,810	$0	$0	$75,810
Senior Note	$53,360	$0	$0	$53,360
Corporate Bonds	$0	3,116,381	$0	$3,116,381
Municipal Bonds	$0	676,752	$0	$676,752
Exchange Traded Funds	110,680	0	$0	$110,680
Structured Notes	$0	356,170	$0	$356,170
Cash Equivalents	252,597	$0	$0	$252,597
Total	$9,783,544	$4,149,303	$0	$13,932,847

	Archer Stock Fund
	Schedule of Investments
	May 31, 2012 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 97.29%

Accident & Health Insurance - 0.76%
1,000	Assurant Inc.	33,380

Adhesives & Sealants - 1.10%
1,600	HB Fuller Co.	48,640

Agriculture Chemicals - 2.30%
1,000	Agrium, Inc.	78,140
300	Monsanto Co.	23,160
		101,300
Aircraft - 0.79%
500	Boeing Co.	34,805

Aircraft Part & Auxiliary Equipment, NEC - 1.32%
4,000	CPI Aerostructures, Inc. *	58,240

Application Software - 1.92%
2,900	Microsoft Corp.	84,651

Arrangement of Transportation of Freight - 0.79%
1,100	Forward Air Corp.	34,903

Asset Management - 0.74%
1,500	Invesco, Ltd.	32,625

Biological Products (No Diagnostic Substances) - 2.05%
1,300	Amgen, Inc.	90,376

Business Services - 1.83%
700	Visa, Inc.	80,640

Cable & Other Pay Television Services - 0.79%
700	Discovery Communications, Inc. Class-A *	35,070

Calculating & Accounting Machines (No Electronic Computers) - 1.64%
2,000	Verifone Systems, Inc. *	72,220

Communication Services - 0.81%
800	DIRECTV, Inc. Class-A *	35,560

Computer Integrated Systems Design - 0.86%
2,500	Yahoo, Inc. *	38,100

Computer Storage Devices - 1.08%
2,000	EMC Corp. *	47,700

Construction Machinery & Equipment - 0.60%
300	Caterpillar, Inc.	26,286

Crude Petroleum & Natural Gas - 0.68%
300	EOG Resources, Inc.	29,790

Cutlery, Handtools & General Hardware - 0.50%
800	Simpson Manufacturing Co., Inc.	22,232

Deep Sea Foreign Transportation of Freight - 0.87%
5,000	Diana Shipping, Inc. *	38,500

Diversified Investments - 0.55%
1,200	Triangle Capital Corp.	24,408

Electromedical & Electrotherapeutic Apparatus - 0.87%
1,000	St. Jude Medical, Inc.	38,420

Engines & Turbines - 0.88%
400	Cummins, Inc.	38,780

Farm Machinery & Equipment - 1.84%
1,100	Deere & Co.	81,257

Farm Products - 1.62%
1,200	Bunge Ltd.	71,400

Gold & Silver Ores - 1.08%
6,000	Kinross Gold Corp.	47,820

Heavy Construction Other Than Building Const-Contractors - 0.46%
800	KBR, Inc.	20,376

Household Appliances - 0.84%
800	AO Smith Corp.	36,928

Industrial Instruments for Measurement Display & Control - 0.59%
500	Danaher Corp.	25,985

Industrial Trucks Tractors Trailers & Stackers - 0.57%
1,500	Terex Corp. *	24,945

Investment Advice - 0.55%
1,000	Eaton Vance Corp.	24,340

Malt Beverages - 0.78%
900	Molson Coors Brewing Co.	34,605

Measuring & Controlling Devices - 0.32%
150	OYO Geospace Corp. *	13,919

Metalworking Machinery & Equipment - 1.29%
1,200	Lincoln Electric Holdings, Inc.	57,096

Miscellaneous Fabricated Metal Products - 0.53%
1,000	Barnes Group, Inc.	23,270

Miscellaneous Food Preparations & Kindred Products - 0.82%
2,000	Medifast, Inc. *	36,120

Miscellaneous Industrial & Commercial Machinery & Equipment - 2.62%
2,300	Actuant Corp. Class-A	60,191
1,300	Eaton Corp.	55,458
		115,649
Miscellaneous Manufacturing Industries - 0.81%
2,500	International Game Technology	35,750

Miscellaneous Primary Metal Products - 0.77%
2,000	Dynamic Materials Corp.	33,760

Motor Vehicles & Passenger Car Bodies - 0.77%
900	PACCAR Inc.	33,813

Motorcycles, Bicycles & Parts - 0.55%
500	Harley-Davidson, Inc.	24,090

National Commercial Banks - 4.71%
1,100	BB&T Corp.	33,242
700	City National Corp.	34,776
1,000	JP Morgan Chase & Co.	33,150
2,500	US Bancorp	77,775
900	Wells Fargo & Co.	28,845
		207,788
Oil & Gas Filed Machinery & Equipment - 1.66%
1,100	National Oilwell Varco, Inc.	73,425

Oil, Gas Field Services - 2.16%
3,400	Basic Energy Services, Inc. *	38,556
900	Schlumberger N.V.	56,925
		95,481
Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.66%
1,100	RPM International, Inc.	28,996

Patent Owners & Lessors - 0.75%
1,200	DTS Inc. *	33,156

Personal Computers - 2.62%
200	Apple, Inc. *	115,546

Pharmaceutical Preparations - 3.40%
2,200	Endo Health Solutions, Inc. *	71,544
2,000	Teva Pharmaceutical Industries, Ltd. ADR	78,380
		149,924
Public Building & Related Furniture - 1.96%
2,000	BE Aerospace, Inc. *	86,640

Public Warehousing & Storage - 0.77%
1,200	Iron Mountain Inc.	34,020

Pumps & Pumping Equipment - 2.45%
200	Flowserve Corp.	20,556
2,200	IDEX Corp.	87,406
		107,962
Refrigeration & Service Industry Machinery - 0.58%
250	Middleby Corp. *	25,567

Retail-Apparel & Accessory Stores - 1.64%
700	Phillips-Van Heusen Corp.	56,700
600	rue21, Inc. *	15,888
		72,588
Retail-Home Furniture, Furnishings & Equipment Stores - 0.79%
1,000	Williams-Sonoma, Inc.	34,910

Retail-Miscellaneous Shopping Goods Stores - 0.56%
700	Cabela's Inc. Class-A *	24,738

Retail-Shoe Stores - 0.45%
300	Genesco, Inc. *	19,950

Retail-Retail Stores, NEC - 0.84%
1,200	Titan Machinery, Inc. *	37,020

Savings Institutions, Federally Chartered - 0.82%
2,200	Washington Federal, Inc.	36,102

Search, Detection, Navigation, Guidance, Aeronautical Sys - 0.80%
600	Northrop Grumman Corp.	35,250

Semiconductor-Related Devices - 1.94%
1,000	Analog Devices, Inc.	36,370
1,900	Intel Corp.	49,096
		85,466
Services-Business Services - 2.17%
200	Alliance Data Systems Corp. *	25,200
1,100	Fidelity National Information Services, Inc.	36,058
2,100	The Western Union Co.	34,440
		95,698
Services-Computer Programming, Data Processing & Etc. - 0.99%
75	Google, Inc. Class-A *	43,564

Services-Computer Programming Services - 0.67%
2,600	Perficient, Inc. *	29,458

Services-Educational Services - 1.46%
500	ITT Educational Services, Inc. *	28,450
400	Strayer Education, Inc.	35,940
		64,390
Services-Health Services - 0.83%
1,500	US Physical Therapy Inc.	36,450

Services-Help Supply Services - 1.29%
2,000	Robert Half International Inc.	56,840

Services-Medical Laboratories, Inc. - 0.78%
1,800	Bio Reference Laboratories, Inc. *	34,614

Services-Personal Services - 1.39%
1,000	Coinstar, Inc. *	61,430

Services-Prepackaged Software - 2.50%
2,000	BMC Software, Inc. *	84,640
4,400	Magic Software Enterprises Ltd. *	25,520
		110,160
Services-Testing Laboratories - 0.64%
3,600	eResearch Technology, Inc.	28,440

State Commercial Banks - 5.45%
2,800	BancorpSouth, Inc.	37,772
1,100	Community Trust Bancorp Inc.	36,333
1,300	Home Bancshares, Inc.	36,569
1,000	Independent Bank Corp.	27,030
1,800	SY Bancorp, Inc.	40,572
1,600	Texas Capital BancShares, Inc. *	62,048
		240,324
Surgical & Medical Instruments & Apparatus - 0.77%
1,100	ResMed, Inc. *	34,078

Telephone & Telegraph Apparatus - 0.50%
700	Netgear, Inc. *	21,973

Telephone Communications (No Radio Telephone) - 0.67%
1,500	Telephone & Data Systems, Inc.	29,775

Trucking (No Local) - 3.42%
1,500	Celadon Group, Inc.	24,165
700	JB Hunt Transport Services, Inc.	39,991
1,100	Old Dominion Freight Line Inc. *	47,916
1,600	Werner Enterprises, Inc.	38,944
		151,016
Water Supply - 0.83%
1,000	American States Water Co.	36,790

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 1.94%
2,600	EnerSys *	85,748

Wholesale-Lumber & Other Construction Materials - 0.39%
700	Beacon Roofing Supply, Inc. *	17,395

Wholesale-Hardware & Plumbing & Heating - 0.50%
300	Watsco, Inc.	22,083

TOTAL FOR COMMON STOCK (Cost $4,428,541) - 97.29%		4,292,504

REAL ESTATE INVESTMENT TRUST - 0.62%
2,000	Capstead Mortgage Corp.	27,540
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $25,929) - 0.62%		27,540

SHORT TERM INVESTMENTS - 2.08%
91,938	Fidelity Money Market Portfolio Class Select 0.24%** (Cost $91,938)	91,938

TOTAL INVESTMENTS (Cost $4,546,408) - 99.99%		4,411,982

OTHER ASSETS LESS LIABILITIES - 0.01%		260

NET ASSETS - 100.00%		4,412,242

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at May 31, 2012.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Archer Stock Fund
1. SECURITY TRANSACTIONS

At May 31, 2012, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $4,546,408 amounted to $134,426, which consisted of aggregate gross unrealized appreciation of $192,312 and aggregate gross unrealized depreciation of $326,738.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of May 31, 2012 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 4,292,504	$0	$0	$4,292,504
Real Estate Investment Trusts	$ 27,540	$0	$0	$27,540
Cash Equivalents	$91,938	$0	$0	$91,938
Total	$ 4,411,982	$0	$0	$4,411,982

	Archer Income Fund
	Schedule of Investments
	May 31, 2012 (Unaudited)

Shares/Principal		Fair Value

CORPORATE BONDS - 44.85%

Beverages-Soft Drinks - 1.30%
50,000	Cott Beverages, Inc., 8.375%, 11/15/17	54,188

Brewery - 3.27%
250,000	Ambev Intl Finance Co. Ltd., 9.500%, 07/24/17	135,804

Crude Petroleum & Natural Gas - 1.17%
50,000	Chesapeake Energy Corp., 6.775%, 03/15/19	48,625

Commercial Banks-Western - 1.21%
50,000	Zions Bank, 5.500%, 05/10/16	50,377

Diversified Banking Institutions - 6.97%
50,000	Ally, 7.000%, 08/15/13	50,030
66,000	Ally Financial, Inc., 6.700%, 06/15/18	62,320
100,000	Bank of America Corp., 6.750%, 09/09/13 (Australia)	102,434
75,000	Goldman Sacs Group, Inc., 4.000%, 05/18/23	74,830
		289,614
Diversified Financial Services - 2.51%
100,000	GE Capital, 6.750%, 02/18/14	104,530

Electric & Other Services Combined - 1.33%
50,000	CMS Energy, 6.250%, 02/01/12	55,465

Finance Services - 3.06%
125,000	American Express Co., 5.500%, 10/17/12	127,276

Medical-Generic Drugs - 2.12%
75,000	Watson Pharmaceuticals Inc., 6.125%, 08/15/19	87,922

Miscellaneous Business Credit Institution - 4.35%
125,000	Ford Motor Credit, 7.800%, 06/01/12	125,000
50,000	Ford Credit Canada Ltd., 7.500%, 08/18/15	55,782
		180,782
Multimedia - 1.35%
50,000	Time Warner, 4.750%, 03/29/21	56,233

National Commercial Banks - 2.53%
100,000	Citigroup, Inc., 6.500%, 08/19/13	104,988

Oil Company-Exploration & Production - 2.84%
100,000	Southwestern Energy Co., 7.125%, 10/10/17	117,888

Retail-Consumer Electronics Stores - 1.89%
75,000	Best Buy, 6.750%, 07/15/13	78,550

Revenue Bond - 1.82%
75,000	Wesgen, 3.250%, 11/01/16	75,772

Steel Works, Blast Furnaces, Rolling Mills (Coke Ovens) - 1.81%
75,000	Arcelormittal, 3.750%, 03/1/16	75,197

Supranational Bank - 5.32%
91,819	Euro Bank Recon & Dev, 6.750%,	91,784
650,000	International Bank Recon & Dev, 6.500%, 09/11/13	46,693
165,000	International Bank Recon & Dev, 8.250%, 01/24/13	82,734
		221,211

TOTAL FOR CORPORATE BONDS (Cost $1,866,538) - 44.85%		1,864,422

EXCHANGE TRADED FUNDS - 16.50%
600	iShares Barclays Intermediate Credit Bond	65,460
1,000	iShares iBoxx $ Investment Grade Corp. Bond	116,970
1,000	iShares JPMorgan USD Emerg Markets Bond	110,680
6,000	PowerShares Build America Bond	180,240
6,000	PowerShares Preferred	85,380
1,500	Vanguard Intermediate-Term Corp. Bond Idx ETF	127,245

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $639,153) - 16.50%		685,975

CLOSED-END MUTUAL FUND - 1.25%
2,700	Western Asset Emerging Market	51,840

TOTAL FOR CLOSED-END MUTUAL FUND (Cost $50,674) - 1.25%		51,840

REAL ESTATE INVESTMENT TRUST - 6.10%
2,000	Digital Realty Trust PFD, 6.625%, Series F	50,900
3,500	Duke Realty Corp. PFD, 6.500%, Series K	87,150
2,500	Public Storage PFD, 6.450%, Series F	63,675
2,000	Regency Centers Corp., PFD 6.625%, 12/03/49, Series 6	51,780

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $246,076) - 6.10%		253,505

SENIOR NOTE - 2.57%
4,000	US Cellular Corp., PFD 6.950%, 5/17/60	106,720

TOTAL FOR SENIOR NOTE (Cost $99,840) - 2.57%		106,720

MUNICIPAL BOND - 20.09%
60,000	Akron Ohio Economic Dev. Rev., 5.500%, 12/01/15	64,665
25,000	Bridgeview IL Go Stadium, 4.760%, 12/01/13	25,684
50,000	Clark Cnty Nev, 6.360%, 11/01/24	60,183
50,000	Dickingson Cnty Mich Economic Dev Corp., 4.800%, 11/01/18	52,920
50,000	Georgia Loc. Govt. Ctfs. Partn. Cops 4.75%, 06/01/28	50,447
50,000	Illinois State, 5.665%, 03/01/18	55,613
70,000	Illinois State, 5.877%, 03/01/19	78,189
50,000	Reeves Cnty Tx Cops Txbl-Lease Rentals, 5.000%, 12/01/16	51,190
40,000	Reeves Cnty Tx Cops Txbl-Lease Rentals, 6.375%, 12/21/21	41,219
30,000	St. Clair Cnty IL Sch Dist, 4.000%, 01/01/21	29,004
100,000	Tobacco Settlement Auth IA, 6.500%, 06/01/23	95,694
130,000	TSACS, Inc., 4.750%, 06/01/22	130,233
100,000	University Cent FL Ctfs., 5.125%, 10/01/20	100,031

TOTAL FOR MUNICIPAL BOND (Cost $813,530) - 20.09%		835,072

PREFERRED SECURITIES - 2.52%
50,000	Southern CA Edison Co. PFD, 6.250%, 12/31/49 Series E **	52,598
2,000	First Republic Bank PFD, 6.700%, Series A	52,060

TOTAL FOR PREFERRED SECURITIES (Cost $101,663) - 2.52%		104,658

STRUCTURED NOTE - 3.52%
100,000	Morgan Stanley, 4.500, 08/30/15 **	97,625
50,000	Morgan Stanley & Co., 4.500%, 08/31/15 **	48,750

TOTAL FOR STRUCTURED NOTE (Cost $147,910) - 3.52%		146,375

SHORT TERM INVESTMENTS - 1.60%
66,637	Fidelity Money Market Portfolio Class Select 0.24%** (Cost $66,637)	66,637

TOTAL INVESTMENTS (Cost $4,032,021) - 99.00%		4,115,204

OTHER ASSETS LESS LIABILITIES - 1.00%		41,575

NET ASSETS - 100.00%		4,156,779

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at May 31, 2012.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Archer Income Fund
1. SECURITY TRANSACTIONS

At May 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,032,021 amounted to $83,183, which consisted of aggregate gross unrealized appreciation of $121,697 and aggregate gross unrealized depreciation of $38,514.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of May 31, 2012 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts	$253,505	$0	$0	$253,505
Senior Notes	$106,720	$0	$0	$106,720
Exchange Trade Funds	$685,975	$0	$0	$685,975
Closed-End Fund	$51,840	$0	$0	$51,840
Corporate Bonds	$0	$1,864,422	$0	$1,864,422
Municipal Bonds	$0	$835,072	$0	$835,072
Preferred Securities	$104,658	$0	$0	$104,658
Structured Notes	$0	$146,375	$0	$146,375
Cash Equivalents	$66,637	$0	$0	$66,637
Total	$ 1,269,335	$2,845,869	$0	$4,115,204

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Archer Series Trust

By /s/ Troy C. Patton

* Troy C. Patton

President

Date July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Troy C. Patton

* Troy C. Patton

President

Date July 30, 2012

By /s/Gregory B. Getts

*Gregory B. Getts

Treasurer

Date July 30, 2012

* Print the name and title of each signing officer under his or her signature.